Note 7 - Other Income (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of other operating income components [text block]
	2020	2019

Government grant – Gold sale export incentive	4,695	866
Government grant – Gold Support price	-	1,064
Other	14	108
	4,709	2,038

Disclosure of ECI applicable and percentages applied [text block]
ECI applicable periods	Percentage
May 1, 2016 – January 1, 2018	3.5%
January 1, 2018 – February 1, 2018	2.5%
February 1, 2018 – February 20, 2019	10%
March 10, 2020 – June 26, 2020	25%